Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

					YEAR END VALUE OF $100 INVESTMENT ON OCTOBER 8, 2021 BASED ON:
YEAR (a)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(1)(B)	COMPENSATION ACTUALLY PAID TO PEO ($)(2)(c)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs ($)(3)(d)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs ($)(4)(e)	TOTAL SHAREHOLDER RETURN ($)(5)(f)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(6)(g)	NET INCOME ($)(7)(h)	ORGANIC REVENUE ($)(8)(i)
2025	1,800,548	(261,475)	719,190	470,229	34	30	84,527,000	349,696,000
2024	2,170,729	1,069,417	2,391,440	2,179,268	37	35	89,435,000	350,382,000
2023	1,156,451	(10,937,037)	1,268,847	(845,223)	40	45	77,295,000	362,562,000
2022	948,170	(234,633)	1,213,998	984,259	83	39	72,714,000	362,422,000
2021	17,329,896	25,437,231	6,215,505	6,776,038	89	86	26,905,333	89,036,000
(1)
The dollar amounts reported in column (b) are the amounts reported for Scott Turicchi (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. Refer to the “Executive Compensation – Summary Compensation Table”.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Turicchi, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Turicchi. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted in accordance with these rules, as shown below for 2025. Equity values are calculated in accordance with ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Turicchi) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, James Malone, Vithya Aubee, Jeffrey Sullivan and Johnny Hecker (ii) for 2024, James Malone, Vithya Aubee, and Jeffrey Sullivan; (iii) for 2023, Vithya Aubee, James Malone, John Nebergall and Jeffrey Sullivan; (iv) for 2022, James Malone, John Nebergall and Jeffrey Sullivan; and (v) for 2021, John Nebergall and Jeffrey Sullivan.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Scott Turicchi), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted in accordance with these rules, as shown below for 2025. Equity values are calculated in accordance with ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(5)
Total shareholder return is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is October 7, 2021.

(6)
The peer group used for this purpose is the same 2025 Peer Group set forth above under our Compensation Discussion and Analysis. As discussed in further detail in the Compensation Discussion and Analysis, 11 companies were removed from the 2024 peer group set and 10 companies were added. Utilizing the 2024 peer group set, without SecureWorks and Verint Systems (both acquired), the total shareholder return is $95, $72, $67, $78, $65 for fiscal 2025

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. The 2021 data represents only Q4 2021.
(8)	Organic Revenue is determined as revenues, calculated on a GAAP basis. The 2021 data represents only Q4 2021.

COMPENSATION ACTUALLY PAID TO PEO	2025 ($)
Summary Compensation Table Total	1,800,548
Less, value of “Stock Awards” reported in Summary Compensation Table	0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	0
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,054,673)
Plus (less), change in fair value from prior year end to the vesting date of equity awards granted in prior years that vested in the year	(7,350)
Less, prior year-end fair value for any equity awards forfeited in the year	0
Compensation Actually Paid to Scott Turicchi	(261,475)

AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs	2025 ($)
Average Summary Compensation Table Total	719,190
Less, average value of Stock Awards reported in Summary Compensation Table	0
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	0
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(242,495)
Plus (less), average change in fair value from prior year to the vesting date of equity awards granted in prior years that vested in the year	(6,466)
Less, prior year-end fair value for any equity awards forfeited in the year	0
Average Compensation Actually Paid to Non-PEO NEOs	470,229

Company Selected Measure Name	Organic Revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts reported for Scott Turicchi (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. Refer to the “Executive Compensation – Summary Compensation Table”.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Turicchi) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, James Malone, Vithya Aubee, Jeffrey Sullivan and Johnny Hecker (ii) for 2024, James Malone, Vithya Aubee, and Jeffrey Sullivan; (iii) for 2023, Vithya Aubee, James Malone, John Nebergall and Jeffrey Sullivan; (iv) for 2022, James Malone, John Nebergall and Jeffrey Sullivan; and (v) for 2021, John Nebergall and Jeffrey Sullivan.

Peer Group Issuers, Footnote
(6)
The peer group used for this purpose is the same 2025 Peer Group set forth above under our Compensation Discussion and Analysis. As discussed in further detail in the Compensation Discussion and Analysis, 11 companies were removed from the 2024 peer group set and 10 companies were added. Utilizing the 2024 peer group set, without SecureWorks and Verint Systems (both acquired), the total shareholder return is $95, $72, $67, $78, $65 for fiscal 2025

Changed Peer Group, Footnote
(6)
The peer group used for this purpose is the same 2025 Peer Group set forth above under our Compensation Discussion and Analysis. As discussed in further detail in the Compensation Discussion and Analysis, 11 companies were removed from the 2024 peer group set and 10 companies were added. Utilizing the 2024 peer group set, without SecureWorks and Verint Systems (both acquired), the total shareholder return is $95, $72, $67, $78, $65 for fiscal 2025

PEO Total Compensation Amount	$ 1,800,548	$ 2,170,729	$ 1,156,451	$ 948,170	$ 17,329,896
PEO Actually Paid Compensation Amount	$ (261,475)	1,069,417	(10,937,037)	(234,633)	25,437,231
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Turicchi, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Turicchi. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted in accordance with these rules, as shown below for 2025. Equity values are calculated in accordance with ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

COMPENSATION ACTUALLY PAID TO PEO	2025 ($)
Summary Compensation Table Total	1,800,548
Less, value of “Stock Awards” reported in Summary Compensation Table	0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	0
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,054,673)
Plus (less), change in fair value from prior year end to the vesting date of equity awards granted in prior years that vested in the year	(7,350)
Less, prior year-end fair value for any equity awards forfeited in the year	0
Compensation Actually Paid to Scott Turicchi	(261,475)

Non-PEO NEO Average Total Compensation Amount	$ 719,190	2,391,440	1,268,847	1,213,998	6,215,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ 470,229	2,179,268	(845,223)	984,259	6,776,038
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Scott Turicchi), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted in accordance with these rules, as shown below for 2025. Equity values are calculated in accordance with ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs	2025 ($)
Average Summary Compensation Table Total	719,190
Less, average value of Stock Awards reported in Summary Compensation Table	0
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	0
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(242,495)
Plus (less), average change in fair value from prior year to the vesting date of equity awards granted in prior years that vested in the year	(6,466)
Less, prior year-end fair value for any equity awards forfeited in the year	0
Average Compensation Actually Paid to Non-PEO NEOs	470,229

Compensation Actually Paid vs. Total Shareholder Return
Description of Certain Relationships between Information Presented in the Pay versus Performance Table
As described in more detail in the section entitled “Executive Compensation – Compensation Discussion and Analysis” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid vs. Net Income
Description of Certain Relationships between Information Presented in the Pay versus Performance Table
As described in more detail in the section entitled “Executive Compensation – Compensation Discussion and Analysis” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
Description of Certain Relationships between Information Presented in the Pay versus Performance Table
As described in more detail in the section entitled “Executive Compensation – Compensation Discussion and Analysis” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Total Shareholder Return Vs Peer Group
Description of Certain Relationships between Information Presented in the Pay versus Performance Table
As described in more detail in the section entitled “Executive Compensation – Compensation Discussion and Analysis” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Tabular List, Table
Financial Performance Measures
As described in greater detail under the section entitled “Executive Compensation – Compensation Discussion and Analysis” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
1.	Organic Revenue
2.	Net Income
3.	Share Price of Company’s Common Stock

Total Shareholder Return Amount	$ 34	37	40	83	89
Peer Group Total Shareholder Return Amount	30	35	45	39	86
Net Income (Loss)	$ 84,527,000	$ 89,435,000	$ 77,295,000	$ 72,714,000	$ 26,905,333
Company Selected Measure Amount	349,696,000	350,382,000	362,562,000	362,422,000	89,036,000
PEO Name	Scott Turicchi	Scott Turicchi	Scott Turicchi	Scott Turicchi	Scott Turicchi
Previous Peer Group Total Shareholder Return Amount	$ 95	$ 72	$ 67	$ 78	$ 65
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Share Price of Company’s Common Stock
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,054,673)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,350)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(242,495)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,466)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0